INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Inventory
Goods in transit	$ 2,372,095	$ 5,618,540
Supplies	16,187,828	22,546,093
Agricultural products	5,004,599	15,015,884
Inventories	92,019,649	125,929,768
Net of agricultural products	87,015,050	110,913,884
Seeds
Inventory
Inventories	10,212,302	5,967,231
Resale products
Inventory
Inventories	42,023,289	53,788,333
Manufactured products
Inventory
Inventories	18,980,865	26,081,250
Allowance for obsolescence
Inventory
Inventories	$ (2,761,329)	$ (3,087,563)